Information about Operating Results and Assets for Each Segment (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net sales:
External customers	¥ 3,479,788	¥ 3,557,433	¥ 3,706,901
Total	3,479,788	3,557,433	3,706,901
Operating cost and expenses	3,155,932	3,179,362	3,319,349
Operating profit (loss)	323,856	378,071	387,552
Total assets	3,955,503	3,930,727	3,983,820
Depreciation and amortization	258,133	261,343	276,193
Capital expenditures	306,661	262,481	193,547
Office Business Unit
Net sales:
External customers	1,751,960	1,912,112	1,978,945
Intersegment	5,615	5,831	8,324
Total	1,757,575	1,917,943	1,987,269
Operating cost and expenses	1,553,997	1,658,678	1,693,947
Operating profit (loss)	203,578	259,265	293,322
Total assets	828,222	821,782	855,893
Depreciation and amortization	77,660	93,196	103,548
Capital expenditures	58,402	53,888	53,115
Imaging System Business Unit
Net sales:
External customers	1,404,394	1,311,023	1,389,622
Intersegment	1,577	1,021	1,705
Total	1,405,971	1,312,044	1,391,327
Operating cost and expenses	1,195,653	1,100,750	1,153,262
Operating profit (loss)	210,318	211,294	238,065
Total assets	614,328	452,809	414,022
Depreciation and amortization	53,664	45,609	41,665
Capital expenditures	58,142	48,192	36,266
Industry and Others Business Unit
Net sales:
External customers	323,434	334,298	338,334
Intersegment	84,406	86,565	94,624
Total	407,840	420,863	432,958
Operating cost and expenses	401,930	396,563	442,789
Operating profit (loss)	5,910	24,300	(9,831)
Total assets	337,899	362,638	307,029
Depreciation and amortization	34,264	29,685	37,387
Capital expenditures	44,086	37,648	27,105
Corporate and eliminations
Net sales:
Intersegment	(91,598)	(93,417)	(104,653)
Total	(91,598)	(93,417)	(104,653)
Operating cost and expenses	4,352	23,371	29,351
Operating profit (loss)	(95,950)	(116,788)	(134,004)
Total assets	2,175,054	2,293,498	2,406,876
Depreciation and amortization	92,545	92,853	93,593
Capital expenditures	¥ 146,031	¥ 122,753	¥ 77,061